UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 94.0%
Industrial - 48.1%
Basic - 4.8%
Alcoa, Inc.
6.50%, 6/01/11	$30	$27,836
Commercial Metals Co.
7.35%, 8/15/18	400	313,300
The Dow Chemical Co.
7.375%, 11/01/29	430	331,030
Eastman Chemical Co.
7.25%, 1/15/24	305	255,668
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	490	417,113
International Paper Co.
7.95%, 6/15/18	400	323,892
The Mosaic Co.
7.625%, 12/01/16 (a)(b)	225	211,500
PPG Industries, Inc.
5.75%, 3/15/13	385	389,744
6.65%, 3/15/18	85	80,335
United States Steel Corp.
6.05%, 6/01/17	550	396,936
Weyerhaeuser Co.
7.375%, 3/15/32	205	143,459
8.50%, 1/15/25	360	297,235

		3,188,048

Capital Goods - 6.0%
Caterpillar, Inc.
7.375%, 3/01/97	445	432,943
CRH America, Inc.
5.30%, 10/15/13	695	532,330
Dover Corp.
5.45%, 3/15/18	350	352,728
General Electric Co.
5.00%, 2/01/13	490	489,099
5.25%, 12/06/17	520	492,063
Masco Corp.
4.80%, 6/15/15	680	470,244
5.875%, 7/15/12	460	414,249

Mohawk Industries, Inc.
6.125%, 1/15/16	525	416,142
Textron Financial Corp.
5.40%, 4/28/13	170	126,803
Vulcan Materials Co.
7.00%, 6/15/18	295	244,484

		3,971,085

Communications - Media - 5.2%
CBS Corp.
5.625%, 8/15/12	220	191,399
7.875%, 7/30/30	85	56,049
Comcast Cable Communications Holdings, Inc.
8.875%, 5/01/17	175	184,355
9.455%, 11/15/22	455	514,162
Historic TW, Inc.
9.125%, 1/15/13	80	85,199
News America Holdings, Inc.
8.875%, 4/26/23	415	421,616
RR Donnelley & Sons Co.
4.95%, 4/01/14	675	532,343
5.50%, 5/15/15	210	165,950
TCI Communications, Inc.
7.875%, 2/15/26	150	152,747
Time Warner Cos, Inc.
7.57%, 2/01/24	120	112,290
Time Warner Entertainment Co. LP
8.875%, 10/01/12	350	359,350
10.15%, 5/01/12	270	292,107
Turner Broadcasting System, Inc.
8.375%, 7/01/13	350	350,120

		3,417,687

Communications - Telecommunications - 6.1%
Ameritech Capital Funding Corp.
6.45%, 1/15/18	605	574,398
6.55%, 1/15/28	760	658,172
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	565	466,266
CenturyTel, Inc.
Series L
7.875%, 8/15/12	485	480,150
Embarq Corp.
6.738%, 6/01/13	660	627,000
Qwest Corp.
7.625%, 6/15/15	185	167,425

US Cellular Corp.
6.70%, 12/15/33	135	100,377
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	55	51,975
Verizon New York, Inc.
Series B
7.375%, 4/01/32	595	563,264
Verizon Virginia, Inc.
Series A
4.625%, 3/15/13	375	358,897

		4,047,924

Consumer Cyclical - Automotive - 1.2%
Daimler Finance North America LLC
7.30%, 1/15/12	310	303,713
Johnson Controls, Inc.
5.50%, 1/15/16	635	495,968

		799,681

Consumer Cyclical - Other - 1.8%
Marriott International, Inc.
Series J
5.625%, 2/15/13	250	214,356
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	560	448,000
Toll Brothers Finance Corp.
5.15%, 5/15/15	620	536,052

		1,198,408

Consumer Cyclical - Retailers - 1.6%
Home Depot, Inc.
5.40%, 3/01/16	645	586,504
JC Penney Corp. Inc.
7.95%, 4/01/17	225	180,444
Kohls Corp.
6.25%, 12/15/17	255	224,218
Nordstrom, Inc.
7.00%, 1/15/38	160	105,584

		1,096,750

Consumer Non-Cyclical - 14.4%
Abbott Laboratories
4.35%, 3/15/14	715	740,808
Allergan, Inc.
5.75%, 4/01/16	520	495,082
AmerisourceBergen Corp.
5.875%, 9/15/15	750	684,115
Amgen, Inc.
4.85%, 11/18/14	540	549,451
Anheuser-Busch Cos, Inc.
5.50%, 1/15/18	210	186,231
6.50%, 2/01/43	250	198,042

Archer-Daniels-Midland Co.
8.375%, 4/15/17	605	695,193
Bristol-Myers Squibb Co.
6.875%, 8/01/97	495	514,003
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	705	547,927
5.875%, 5/15/13	365	329,027
ConAgra Foods, Inc.
9.75%, 3/01/21	300	369,538
Fortune Brands, Inc.
5.375%, 1/15/16	100	86,899
General Mills, Inc.
5.65%, 2/15/19	60	61,105
The Kroger Co.
7.50%, 4/01/31	435	477,496
Merck & Co., Inc.
4.375%, 2/15/13	325	335,488
4.75%, 3/01/15	645	655,909
Quest Diagnostics, Inc.
5.45%, 11/01/15	370	329,745
Reynolds American, Inc.
7.30%, 7/15/15	165	146,070
7.625%, 6/01/16	385	335,922
Safeway, Inc.
7.25%, 2/01/31	570	597,042
Sara Lee Corp.
3.875%, 6/15/13	340	320,032
Schering-Plough Corp.
5.55%, 12/01/13	585	604,876
UST, Inc.
6.625%, 7/15/12	260	262,524

		9,522,525

Energy - 1.7%
ConocoPhillips
6.65%, 7/15/18	390	398,476
Duke Capital LLC
8.00%, 10/01/19	155	153,990
Halliburton Co.
7.60%, 8/15/96 (a)	240	241,577
The Premcor Refining Group, Inc.
7.50%, 6/15/15	366	345,749

		1,139,792

Services - 0.7%
The Western Union Co.
5.93%, 10/01/16	515	493,135

Technology - 3.2%
Computer Sciences Corp.
5.50%, 3/15/13 (a)	280	267,007
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13	305	323,927
International Business Machines Corp.
7.125%, 12/01/96	445	431,337
Motorola, Inc.
6.50%, 9/01/25 - 11/15/28	560	305,521
Oracle Corp.
5.75%, 4/15/18	377	392,253
Xerox Corp.
6.40%, 3/15/16	325	278,687
7.625%, 6/15/13	100	94,214

		2,092,946

Transportation - Airlines - 0.7%
Southwest Airlines Co.
5.25%, 10/01/14	550	442,692

Transportation - Railroads - 0.7%
CSX Corp.
7.90%, 5/01/17	460	454,726

		31,865,399

Financial Institutions - 38.7%
Banking - 25.7%
Bank of America Corp.
5.42%, 3/15/17	500	409,907
Bank One Corp.
5.25%, 1/30/13	410	407,092
BankAmerica Capital II
Series 2
8.00%, 12/15/26	237	180,903
The Bear Stearns Co., Inc.
5.55%, 1/22/17	575	524,142
Capital One Bank
5.00%, 6/15/09	275	272,180
Capital One Financial Corp.
6.15%, 9/01/16	555	397,342
Citigroup, Inc.
4.875%, 5/07/15	570	433,367
5.00%, 9/15/14	565	457,058
5.50%, 2/15/17	320	256,311
5.85%, 7/02/13	695	640,437
6.125%, 8/25/36	115	81,065
Comerica Bank
5.75%, 11/21/16	560	436,782

Countrywide Financial Corp.
6.25%, 5/15/16	318	293,246
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	378	368,326
Credit Suisse USA, Inc.
5.125%, 8/15/15	550	505,738
Fifth Third Bancorp
6.25%, 5/01/13	520	497,224
Fifth Third Bank
4.75%, 2/01/15	395	333,438
First Union Institutional Capital I
8.04%, 12/01/26	360	287,294
FleetBoston Financial Corp.
6.875%, 1/15/28	180	160,423
Goldman Sachs Group, Inc.
5.00%, 1/15/11	395	392,508
5.125%, 1/15/15	250	225,264
5.625%, 1/15/17	530	442,228
6.125%, 2/15/33	815	678,479
HSBC Bank USA
4.625%, 4/01/14	475	445,020
JP Morgan Chase & Co.
4.75%, 5/01/13	345	342,331
5.375%, 1/15/14	515	519,774
6.125%, 6/27/17	255	242,696
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	300	236,831
Manufacturers & Traders Trust Co.
5.629%, 12/01/21 (c)	270	192,964
Marshall & Ilsley Bank
4.85%, 6/16/15	300	226,622
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	190	155,848
6.11%, 1/29/37	440	339,290
6.15%, 4/25/13	520	501,817
Morgan Stanley
5.05%, 1/21/11	535	519,519
5.30%, 3/01/13	160	147,286
6.00%, 4/28/15	100	90,628
7.25%, 4/01/32	130	116,891
National City Bank
5.80%, 6/07/17	395	357,641
National City Corp.
5.75%, 2/01/09	255	255,000

PNC Bank NA
5.25%, 1/15/17	520	470,413
SouthTrust Corp.
5.80%, 6/15/14	500	441,517
Sovereign Bank
5.125%, 3/15/13	335	301,961
State Street Corp.
5.375%, 4/30/17	95	83,599
Union Bank of California
Series BKNT
5.95%, 5/11/16	555	469,757
Union Planters Corp.
7.75%, 3/01/11	341	338,311
Wachovia Corp.
4.875%, 2/15/14	200	177,897
5.25%, 8/01/14	360	320,724
Wells Fargo & Co.
4.375%, 1/31/13	410	399,091
4.625%, 4/15/14	100	93,482
5.00%, 11/15/14	435	419,885
Zions Banc Corp.
5.50%, 11/16/15	155	109,073
5.65%, 5/15/14	75	54,862

		17,051,484

Brokerage - 0.4%
Ameriprise Financial, Inc.
5.65%, 11/15/15	200	167,957
Schwab Capital Trust I
7.50%, 11/15/37 (c)	145	86,814

		254,771

Finance - 3.6%
CIT Group, Inc.
5.40%, 1/30/16	605	394,029
General Electric Capital Corp.
4.875%, 3/04/15	90	83,342
5.40%, 2/15/17	520	478,799
6.375%, 11/15/67 (c)	520	336,843
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (c)	570	220,704
International Lease Finance Corp.
5.625%, 9/20/13	530	381,085
Series MTN
5.65%, 6/01/14	106	74,051
SLM Corp.
5.05%, 11/14/14	385	277,681
5.45%, 4/25/11	180	156,826

		2,403,360

Insurance - 6.3%
Ace INA Holdings, Inc.
5.875%, 6/15/14	515	512,605
Aetna, Inc.
6.00%, 6/15/16	360	338,218
The Allstate Corp.
6.125%, 2/15/12	165	166,281
American International Group, Inc.
6.25%, 3/15/37	495	160,256
Assurant, Inc.
5.625%, 2/15/14	110	92,191
Fund American Cos, Inc.
5.875%, 5/15/13	635	471,388
GE Global Ins
7.00%, 2/15/26	290	251,180
Genworth Financial, Inc.
4.95%, 10/01/15 (d)	510	207,191
6.15%, 11/15/66 (c)	575	97,216
Series MTN
6.515%, 5/22/18	180	69,706
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	330	204,280
Humana, Inc.
6.45%, 6/01/16	215	182,450
Marsh & McLennan Cos, Inc.
5.15%, 9/15/10	295	287,048
5.375%, 7/15/14	165	144,241
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13	130	117,957
Series MTNB
4.50%, 7/15/13	285	254,573
The Travelers Cos, Inc.
6.25%, 6/20/16	230	232,892
UnitedHealth Group, Inc.
4.875%, 3/15/15	140	128,491
WellPoint, Inc.
5.00%, 1/15/11	250	249,004

		4,167,168

REITS - 2.7%
ERP Operating LP
5.25%, 9/15/14	560	466,729
Health Care Property Investors, Inc.
5.65%, 12/15/13	585	421,670
Health Care REIT, Inc.
6.20%, 6/01/16	585	439,738
Simon Property Group LP
5.625%, 8/15/14	575	463,361

		1,791,498

		25,668,281

Utility - 7.2%
Electric - 5.0%
Allegheny Energy Supply Co. LLC
7.80%, 3/15/11	480	481,200
8.25%, 4/15/12 (a)	95	95,237
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	115	117,178
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	109,466
Consumers Energy Co.
Series D
5.375%, 4/15/13	165	165,373
Dominion Resources, Inc.
7.50%, 6/30/66 (c)	370	214,600
Series 06-B
6.30%, 9/30/66 (c)	315	166,950
Series C
5.15%, 7/15/15	80	75,410
MidAmerican Energy Co.
4.65%, 10/01/14	575	570,399
Nisource Finance Corp.
5.40%, 7/15/14	710	529,070
6.15%, 3/01/13	130	106,719
Pacific Gas & Electric Co.
4.80%, 3/01/14	195	196,635
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67 (c)	370	203,500
PSEG Power LLC
6.95%, 6/01/12	105	105,720
Public Service Company of Colorado
Series 10
7.875%, 10/01/12	170	191,201

		3,328,658

Natural Gas - 2.2%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	115	114,233
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	107,238
Energy Transfer Partners LP
6.125%, 2/15/17	535	466,613

Enterprise Products Operating LP
7.50%, 2/01/11	360	367,281
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	91,013
Southern Union Co.
7.60%, 2/01/24	60	43,868
Williams Cos., Inc.
7.625%, 7/15/19	285	271,463

		1,461,709

		4,790,367

Total Corporates - Investment Grades (cost $72,589,877)		62,324,047

GOVERNMENTS - TREASURIES - 2.0%
Treasuries - 2.0%
United States - 2.0%
U.S. Treasury Bonds 5.00%, 5/15/37 (cost $1,286,316)	1,085	1,337,263

CORPORATES - NON-INVESTMENT GRADES - 0.7%
Industrial - 0.4%
Basic - 0.4%
Temple-Inland, Inc.
7.875%, 5/01/12	328	286,031

Financial Institutions - 0.3%
Banking - 0.3%
RBS Capital Trust I
4.709%, 7/01/13 (c)	340	74,800
RBS Capital Trust III
5.512%, 9/30/14 (c)	500	109,033

		183,833

Total Corporates - Non-Investment Grades (cost $1,165,778)		469,864

Total Investments - 96.7%
(cost $75,041,971) (e)		64,131,174
Other assets less liabilities - 3.3%		2,179,766

Net Assets - 100.0%		$66,310,940

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the aggregate market value of these securities amounted to $815,321 or 1.2% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2009.
(c)	Variable rate coupon, rate shown as of January 31, 2009.
(d)	Floating Rate Security. Stated interest rate was in effect at January 31, 2009.
(e)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $294,090 and gross unrealized depreciation of investments was $(11,204,887), resulting in net unrealized depreciation of ($10,910,797).

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		64,131,174			– 0	–
Level 3		– 0	–		– 0	–

Total		$64,131,174		$	– 0	–

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009